Loans and Liabilities to Related Parties (Details Narrative) - EUR (€)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loan principle amount	€ 4,260,131	€ 1,074,548
Loan amount paid	9,800	13,400
Convertible notes payable held by related parties	1,971,591	€ 478,191
Loan agreement [member]
IfrsStatementLineItems [Line Items]
Loan principle amount	100,000
Loan amount paid	67,600
Related parties accrual	€ 632,778